Total
BNY Mellon U.S. Mortgage Fund, Inc.
Fund Summary
Investment Objective
The fund seeks to maximize total return, consisting of capital appreciation and current income.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge. More information about sales charges, including these and other discounts and waivers, is available from your financial professional and in the Shareholder Guide section beginning on page 12 of the prospectus, in the Appendix on page A-1 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - BNY Mellon U.S. Mortgage Fund, Inc.	Class A		Class C	Class I	Class Y	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%		none	none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	[1]	1.00%	none	none	none
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BNY Mellon U.S. Mortgage Fund, Inc.		Class A	Class C	Class I	Class Y	Class Z
Management fees		0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or service (12b-1) fees		none	0.75%	none	none	0.17%
Shareholder services fees		0.25%	0.25%	none	none	none
Miscellaneous other expenses		0.21%	0.35%	0.23%	0.26%	0.18%
Total other expenses		0.46%	0.60%	0.23%	0.26%	0.18%
Total annual fund operating expenses		0.96%	1.85%	0.73%	0.76%	0.85%
Fee waiver and/or expense reimbursement	[1]	(0.16%)	(0.30%)	(0.18%)	(0.21%)	(0.15%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		0.80%	1.55%	0.55%	0.55%	0.70%
[1]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until August 31, 2022, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of the fund's Class A, Class C, Class I, Class Y and Class Z shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed an annual rate of .80%, 1.55%, .55%, .55% and .70%, respectively. On or after August 31, 2022, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense limitation agreement by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BNY Mellon U.S. Mortgage Fund, Inc. - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	528	727	942	1,561
Class C	258	553	973	2,145
Class I	56	215	388	890
Class Y	56	222	402	923
Class Z	72	256	457	1,035

Expense Example No Redemption - BNY Mellon U.S. Mortgage Fund, Inc. - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	528	727	942	1,561
Class C	158	553	973	2,145
Class I	56	215	388	890
Class Y	56	222	402	923
Class Z	72	256	457	1,035

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 392.94% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. mortgage-related securities. These mortgage-related securities may include certificates (debt securities) issued, and guaranteed as to timely payment of principal and interest, by the Government National Mortgage Association (GNMA) (popularly called "Ginnie Maes"); securities issued by government-related organizations such as Fannie Mae and Freddie Mac; residential and commercial mortgage-backed securities issued by governmental agencies or private entities; and collateralized mortgage obligations (CMOs). The fund will invest at least 65% of its net assets in Ginnie Maes. The fund can invest in privately issued mortgage-backed securities with a "BBB" or higher credit quality, but currently intends to invest in only those securities with an "A" or higher credit quality. The fund is not subject to any maturity or duration restrictions.

The fund may use derivative instruments as a substitute for investing directly in an underlying asset, to increase returns, to manage interest rate risk, as part of a hedging strategy, or for other purposes related to the management of the fund. These instruments may include principally options, futures and options on futures (including those relating to securities and interest rates), forward contracts, swap agreements (including credit default swap agreements on mortgage-related and asset-backed securities), options on swap agreements and other credit derivatives. When the fund enters into derivatives transactions, it may be required to segregate liquid assets or enter into offsetting positions in accordance with applicable regulations. To enhance current income, the fund also may engage in a series of purchase and sale contracts or forward roll transactions in which the fund sells a mortgage-related security, for example, to a financial institution and simultaneously agrees to purchase a similar security from the institution at a later date at an agreed-upon price. Forward roll transactions will significantly increase the fund's portfolio turnover rate.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

● Fixed-income market risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund's shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund's share price and increase the fund's liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.

● Interest rate risk. Prices of certain mortgage-related and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect these securities and, accordingly, will cause the value of the fund's investments in these securities to decline. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund's investments in new securities may be at lower yields and may reduce the fund's income. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Mortgage-related securities can have a different interest rate sensitivity than other fixed-income securities, however, because of prepayments and other factors. Ginnie Maes carry additional risks and may be more volatile than other types of fixed-income securities due to unexpected changes in interest rates.

● Mortgage-related securities risk. Mortgage-related securities are complex derivative instruments, subject to credit, prepayment and extension risk, and may be more volatile, less liquid and more difficult to price accurately than more traditional debt securities. The fund is subject to the credit risk associated with these securities, including the market's perception of the creditworthiness of the issuing federal agency, as well as the credit quality of the underlying assets. Although certain mortgage-related securities are guaranteed as to the timely payment of interest and principal by a third party (such as a U.S. government agency or instrumentality with respect to government-related mortgage-backed securities) the market prices for such securities are not guaranteed and will fluctuate. Privately issued mortgage-related securities also are subject to credit risks associated with the performance of the underlying mortgage properties, and may be more volatile and less liquid than more traditional government-backed debt securities. Declining interest rates may result in the prepayment of higher yielding underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce the fund's potential price gain in response to falling interest rates, reduce the fund's yield and/or cause the fund's share price to fall (prepayment risk). Rising interest rates may result in a drop in prepayments of the underlying mortgages, which would increase the fund's sensitivity to rising interest rates and its potential for price declines (extension risk).

● Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

● Market risk. The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.  In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund.  Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.  These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

● Portfolio turnover risk. The fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions, and lower the fund's after-tax performance. The fund's forward roll transactions will increase its portfolio turnover rate.

● Derivatives risk. A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and the fund's use of derivatives may result in losses to the fund and increased portfolio volatility. Derivatives in which the fund may invest can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying assets or the fund's other investments in the manner intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment, and involve greater risks than the underlying assets because, in addition to general market risks, they are subject to liquidity risk, credit and counterparty risk (failure of the counterparty to the derivatives transaction to honor its obligation) and pricing risk (risk that the derivative cannot or will not be accurately valued). Future rules and regulations of the Securities and Exchange Commission (SEC) may require the fund to alter, perhaps materially, its use of derivatives.

● Management risk. The investment process used by the fund's portfolio managers could fail to achieve the fund's investment goal and cause your fund investment to lose value.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class Z shares from year to year. Sales charges, if any, are not reflected in the bar chart, and, if those charges were included, returns would have been less than those shown. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.im.bnymellon.com.

Year-by-Year Total Returns as of 12/31 each year (%) Class Z

Best Quarter Q3, 2011: 2.93% Worst Quarter Q2, 2013: -2.43% The year-to-date total return of the fund's Class Z shares as of June 30, 2021 was -0.30%.
Average Annual Total Returns (as of 12/31/20)

After-tax performance is shown only for Class Z shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

For the fund's Class I and Y shares, periods prior to the inception date reflect the performance of the fund's Class Z shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses. Each share class is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes have different expenses.

Average Annual Returns - BNY Mellon U.S. Mortgage Fund, Inc.	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class Z	3.78%	2.28%	2.38%
Class C	1.91%	1.36%	1.45%
Class I	3.88%	2.38%	2.43%	Aug. 16, 2016
Class Y	3.75%	2.42%	2.45%	Sep. 01, 2015
After Taxes on Distributions | Class Z	2.75%	1.30%	1.34%
After Taxes on Distributions and Sale of Fund Shares | Class Z	2.24%	1.31%	1.39%
After Taxes on Distributions and Sale of Fund Shares | Class A	(0.98%)	1.25%	1.80%
Bloomberg GNMA Index reflects no deductions for fees, expenses or taxes	3.68%	2.78%	2.92%